Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	The 401(k) Plan [Member] Common Stock Outstanding [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock [Member]	The 401(k) Plan [Member] Unallocated Common Stock Held by Benefit Plans [Member]	The 401(k) Plan [Member] AOCI Attributable to Parent [Member]	The 401(k) Plan [Member] Retained Earnings [Member]	The 401(k) Plan [Member] Noncontrolling Interest [Member]	The 401(k) Plan [Member]	Stock Incentive Plans [Member] Common Stock Outstanding [Member]	Stock Incentive Plans [Member] Additional Paid-in Capital [Member]	Stock Incentive Plans [Member] Treasury Stock [Member]	Stock Incentive Plans [Member] Unallocated Common Stock Held by Benefit Plans [Member]	Stock Incentive Plans [Member] AOCI Attributable to Parent [Member]	Stock Incentive Plans [Member] Retained Earnings [Member]	Stock Incentive Plans [Member] Noncontrolling Interest [Member]	The 2008 Stock Option Plan [Member] Common Stock Outstanding [Member]	The 2008 Stock Option Plan [Member] Additional Paid-in Capital [Member]	The 2008 Stock Option Plan [Member] Treasury Stock [Member]	The 2008 Stock Option Plan [Member] Unallocated Common Stock Held by Benefit Plans [Member]	The 2008 Stock Option Plan [Member] AOCI Attributable to Parent [Member]	The 2008 Stock Option Plan [Member] Retained Earnings [Member]	The 2008 Stock Option Plan [Member] Noncontrolling Interest [Member]	The 2008 Stock Option Plan [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2019																								1,984,857
Balance at Dec. 31, 2019																								$ 28	$ 14,990	$ (4,950)	$ (118)	$ 20	$ 15,937	$ 0	$ 25,907
Common stock allocated by ESOP																									106		67				173
Treasury stock purchased (in shares)																								(28,891)
Treasury stock purchased																										(349)					(349)
Reissuance of treasury stock (in shares)	8,641								9,421							12,500
Reissuance of treasury stock		$ 44	$ 53					$ 97		$ (57)	$ 57						$ 26	$ 75					$ 101
Stock based compensation expense																									173						173
Cash dividends declared																													(717)		(717)
Net income																													3,245		3,245
Other comprehensive income /loss																												98			$ 98
Common stock allocated by ESOP (in shares)																															14,428
Balance (in shares) at Dec. 31, 2020																								1,986,528							1,986,528
Balance at Dec. 31, 2020																								$ 28	15,282	(5,114)	(51)	118	18,465	0	$ 28,728
Common stock allocated by ESOP																									190	24	51				265
Treasury stock purchased (in shares)																								(1,398)
Treasury stock purchased																										(25)					(25)
Reissuance of treasury stock (in shares)	5,262								9,421							7,500
Reissuance of treasury stock		$ 63	$ 33					$ 96		$ (58)	$ 58						$ 40	$ 47					$ 87
Stock based compensation expense																									168						168
Cash dividends declared																													(839)		(839)
Net income																													6,404	418	6,822
Other comprehensive income /loss																												(95)			$ (95)
Common stock allocated by ESOP (in shares)																								4,000							14,821
Noncontrolling interest initial contribution																														1,702	$ 1,702
Balance (in shares) at Dec. 31, 2021																								2,011,313							2,011,313
Balance at Dec. 31, 2021																								$ 28	$ 15,685	$ (4,977)	$ 0	$ 23	$ 24,030	$ 2,120	$ 36,909